UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.;
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2005

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2005

		Value
Investments	Shares	(000)
COMMON STOCKS 96.83%

Auto Components 1.04%
Dana Corp.(b)	12,231,600	$115,099

Chemicals 8.24%
Chemtura Corp.	10,425,900	129,490
Eastman Chemical Co.(b)	5,318,500	249,810
Monsanto Co.	2,821,100	177,024
Mosaic Co. (The)*	12,020,100	192,562
Potash Corp. of Saskatchewan Inc.(a)	1,751,580	163,457
Total		912,343

Commercial Services & Supplies 3.92%
R.R. Donnelley & Sons Co.	6,335,194	234,846
Sabre Holdings Corp. Class A(b)	9,816,400	199,076
Total		433,922

Communications Equipment 2.69%
ADC Telecommunications, Inc.*	3,596,332	82,212
Avaya, Inc.*	12,173,100	125,383
Tellabs, Inc.*	8,592,054	90,389
Total		297,984

Containers & Packaging 3.34%
Ball Corp.	5,007,300	183,968
Pactiv Corp.*(b)	10,595,800	185,639
Total		369,607

Diversified Telecommunication Services 2.08%
CenturyTel, Inc.	3,366,500	117,760
PanAmSat Holding Corp.	3,440,000	83,248
Qwest Communications Int’l. Inc.*	7,128,300	29,226
Total		230,234

Electric Utilities 5.18%
Ameren Corp.	3,887,500	207,942
CMS Energy Corp.*	10,891,400	179,164
Northeast Utilities(b)	6,983,800	139,327
Puget Energy, Inc.	2,029,900	47,662
Total		574,095

Energy Equipment & Services 4.82%
GlobalSantaFe Corp.(a)	5,039,800	229,916
Halliburton Co.	3,309,800	$226,788
Pride Int’l., Inc.*	2,699,000	76,948
Total		533,652

Food & Staples Retailing 3.07%
Albertson’s, Inc.	5,300,600	135,960
Kroger Co. (The)*	5,186,700	106,794
Safeway Inc.	3,796,700	97,196
Total		339,950

Food Products 2.90%
Archer Daniels Midland Co.	7,801,975	192,397
Dean Foods Co.*	3,008,500	116,910
TreeHouse Foods, Inc.*	451,780	12,144
Total		321,451

Gas Utilities 2.04%
NiSource, Inc.	7,362,700	178,545
Southwest Gas Corp.	1,750,000	47,933
Total		226,478

Healthcare Equipment & Supplies 1.64%
Bausch & Lomb, Inc.	2,256,300	182,038

Healthcare Providers & Services 2.06%
Aetna, Inc.	2,649,600	228,237

Hotels, Restaurants & Leisure 1.86%
Brinker Int’l., Inc.*	4,101,100	154,037
Yum! Brands, Inc.	1,068,500	51,726
Total		205,763

Household Durables 4.97%
American Greetings Corp.(b)	4,471,500	122,519
Leggett & Platt, Inc.	3,273,500	66,124
Newell Rubbermaid, Inc.	5,066,700	114,761
Snap-on Inc.(b)	4,924,000	177,855
Tupperware Corp.(b)	3,053,200	69,552
Total		550,811

Industrial Conglomerates 1.46%
Hubbell, Inc.(b)	3,437,700	161,331

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Insurance 11.18%
ACE Ltd.(a)	1,376,800	$64,806
Conseco, Inc.*	6,550,900	138,289
Everest Re Group, Ltd.(a)	1,868,800	182,956
Genworth Financial, Inc. Class A	3,630,900	117,060
Lincoln National Corp.	1,025,600	53,352
PartnerRe Ltd.(a)(b)	2,901,400	185,835
PMI Group, Inc.	3,561,000	141,977
Safeco Corp.	3,509,056	187,313
XL Capital Ltd. Class A(a)	2,450,800	166,728
Total		1,238,316

IT Services 0.93%
Computer Sciences Corp.*	2,184,700	103,358

Leisure Equipment & Products 1.54%
Foot Locker, Inc.	7,802,100	171,178

Machinery 3.69%
CNH Global N.V.(a)	2,429,158	47,855
Cummins, Inc.	1,868,700	164,427
Timken Co. (The)(b)	6,615,600	196,020
Total		408,302

Media 4.16%
Interpublic Group of Cos., Inc. (The)*	16,756,100	195,041
R.H. Donnelley Corp.*(b)	2,076,800	131,378
Westwood One, Inc.(b)	6,759,600	134,449
Total		460,868

Multi-Line Retail 1.26%
Federated Department Stores, Inc.	2,080,771	139,141

Oil & Gas 1.97%
EOG Resources, Inc.	2,910,500	217,996

Paper & Forest Products 4.59%
Bowater, Inc.(b)	4,224,100	119,415
Georgia-Pacific Corp.	6,645,970	226,362
MeadWestvaco Corp.	5,909,900	163,231
Total		509,008

Pharmaceuticals 3.47%
King Pharmaceuticals, Inc.*(b)	14,961,150	$230,102
Mylan Laboratories Inc.	8,010,275	154,278
Total		384,380

Real Estate Investment Trusts 2.36%
Healthcare Realty Trust Inc.	2,159,906	86,699
Host Marriott Corp.	10,324,700	174,487
Total		261,186

Software 4.63%
Cadence Design Systems, Inc.*	11,956,300	193,214
McAfee, Inc.*	5,584,400	175,462
Sybase, Inc.*(b)	6,143,135	143,872
Total		512,548

Specialty Retail 1.15%
OfficeMax, Inc.(b)	4,019,500	127,298

Textiles & Apparel 1.08%
Tommy Hilfiger Corp.*(a)(b)	6,918,200	120,031

Trading Companies & Distributors 3.51%
Genuine Parts Co.	5,217,600	223,835
W.W. Grainger, Inc.	2,629,000	165,417
Total		389,252

Total Common Stocks (cost $8,391,022,968)		10,725,857

See Notes to Schedule of Investments.

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.83%

Repurchase Agreement 2.83%
Repurchase Agreement dated 9/30/2005, 3.17% due 10/3/2005 with State Street Bank & Trust Co. collateralized by $200,680,000 of Federal Home Loan Bank at 3.875% to 5.375% due from 12/20/2006 to 12/14/2007 and $16,850,000 of Federal Home Loan Mortgage Corp. at 3.00% due 9/29/2006 and $99,700,000 of Federal National Mortgage Assoc. at 2.35% to 5.25% due from 4/05/2007 to 1/15/2009; value: $319,915,419; proceeds: $313,721,509 (cost $313,638,656)	$313,639	$313,639

Total Investments in Securities 99.66% (cost $8,704,661,624)		11,039,496
Other Assets in Excess of Liabilities 0.34%		37,223
Net Assets 100.00%		$11,076,719

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified cost method.

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of September 30, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,701,140,184
Gross unrealized gain	2,560,086,571
Gross unrealized loss	(221,730,900)
Net unrealized security gain	$2,338,355,671

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

4.  TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the voting securities of the underlying issuer at any point during the period.  The Fund had the following transactions with affiliated issuers during the period ended September 30, 2005:

Affiliated Issuer	Balance of Shares Held at 12/31/2004	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2005	Value at 9/30/2005	Realized Gain (Loss) 1/1/2005 to 9/30/2005	Dividend Income 1/1/2005 to 9/30/2005
American Greetings Corp.	3,826,900	644,600	—	4,471,500	$122,519,100	$—	$939,310
Bowater, Inc.	—	4,224,100	—	4,224,100	119,415,307	—	1,832,960
Chemtura Corp.(a)(b)	7,759,500	2,666,400	—	10,425,900	129,489,678	—	1,237,970
Dana Corp.	10,124,700	2,106,900	—	12,231,600	115,099,356	—	4,184,904,
Eastman Chemical Co.	4,472,500	925,200	(79,200)	5,318,500	249,809,945	1,306,955	6,409,172
Hubbell, Inc.	3,238,300	199,400	—	3,437,700	161,331,261	—	3,330,624
King Pharmaceuticals, Inc.	10,917,950	6,193,400	(2,150,200)	14,961,150	230,102,487	1,035,649	—
Northeast Utilities	5,332,900	1,650,900	—	6,983,800	139,326,810	—	3,269,015
OfficeMax Inc.	4,526,600	993,000	(1,500,100)	4,019,500	127,297,565	(3,778,334)	1,516,965
Pactiv Corp.	7,983,600	2,612,200	—	10,595,800	185,638,416	—	—
PartnerRe Ltd.	2,485,400	416,000	—	2,901,400	185,834,670	—	2,994,514
Payless ShoeSource, Inc. (a)	4,490,500	11,800	(4,502,300)	—	—	(2,495,234)	—
Pride Int’l., Inc.(a)	8,130,500	41,100	(5,472,600)	2,699,000	76,948,490	56,952,921	—
R.H. Donnelley Corp.	1,782,200	294,600	—	2,076,800	131,378,368	—	—
Sabre Holdings Corp. Class A	—	9,816,400	—	9,816,400	199,076,592	—	1,098,648
Snap-on Inc.	4,315,500	760,500	(152,000)	4,924,000	177,854,880	1,905,090	3,545,200
Sybase, Inc.	5,949,935	193,200	—	6,143,135	143,872,222	—	—
Timken Co. (The)	5,888,200	727,400	—	6,615,600	196,020,228	—	2,885,070
Tommy Hilfiger Corp.	6,637,900	280,300	—	6,918,200	120,030,770	—	—
Tupperware Corp.	2,203,600	849,600	—	3,053,200	69,551,896	—	1,674,442
Westwood One, Inc.	1,362,600	5,397,000	—	6,759,600	134,448,444	—	1,204,050
Total					$3,015,046,485	$54,927,047	$36,122,844

(a) No longer an affiliated issuer as of September 30, 2005.

(b) Name change from Crompton Corp. effective July 5, 2005.

5.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold.  The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:                                Controls and Procedures.

(a)         Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                Exhibits.

(i)                                   Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2005